Reconciliation of Financial Statements to Form 5500 - Reconciliation of Master Trust A Net Assets Available for Benefit (Details) - EBP Salaried DPS Plan - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Plan’s interest in Master Trust A at fair value	$ 4,131,602	$ 3,682,275
Total investments	4,496,503	4,087,523
Adjustment from contract value to fair value for fully benefit-responsive investment contracts	(14,847)	(28,417)
Plan’s interest in Master Trust A at fair value per the Form 5500	4,576,349	4,156,131
Master Trust
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Plan’s interest in Master Trust A at fair value	4,131,602
Plan’s interest in Master Trust A for fully benefit-responsive investment contracts at contract value	364,901
Total investments	4,496,503
Adjustment from contract value to fair value for fully benefit-responsive investment contracts	(14,847)
Plan’s interest in Master Trust A at fair value per the Form 5500	$ 4,481,656
Master Trust A
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Plan’s interest in Master Trust A at fair value		2,729,333
Plan’s interest in Master Trust A for fully benefit-responsive investment contracts at contract value		405,248
Total investments		3,134,581
Adjustment from contract value to fair value for fully benefit-responsive investment contracts		(28,417)
Plan’s interest in Master Trust A at fair value per the Form 5500		$ 3,106,164